Income Tax (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Net loss before taxes	$ (2,898,510)	$ (9,372,772)	$ (11,992,508)
Statutory rate	27.00%	27.00%	27.00%
Expected tax recovery	$ (782,598)	$ (2,530,648)	$ (3,237,977)
Foreign tax rate differences	2,472	5,261	(139,857)
Permanent differences and other	(152,792)	43,932	340,070
Share-based payments	135,071	256,788	0
Write-off and impairments	0	0	302,806
Change in deferred tax assets not recognized	797,847	2,224,667	2,901,624
Income tax expense	$ 0	$ 0	$ 166,666